Reporting entity and going concern - Schedule of subsidiary (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil	Brazil	Brazil
Potassio do Brasil Ltda [Member]
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%	100.00%